Retirement Plans and Employee Rights Upon Termination (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Expected Benefit Payments [Table Text Block]

These amounts do not include amounts that might be paid to employees that will cease working for the Company before their normal retirement age.

in thousands
2013	76
2014	-
2015	38
2016	-
2017	139
Thereafter (through 2022)	1,185